Significant accounting policies - Application of new and revised accounting standards (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Non-current assets		$ 3,964,094	$ 3,356,923
Retained earnings		1,039,819	1,145,476
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	4.40%
Recognition exception for:
Short-term leases		$ (500)
Lease liabilities at January 1, 2019	$ 452,882
IFRS 16, Leases
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Non-current assets	411,000
Total liabilities	453,000
Retained earnings	42,000
Retained earnings, net of tax	$ 38,000
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	4.40%
Gross lease liabilities			$ 427,289
Recognition exception for:
Short-term leases	$ (777)
Leases of low-value assets	(8)
Extension and termination options reasonably certain to be exercised	75,753
Scope changes due to IFRS 16	18,880
Other	594
Lease liabilities at January 1, 2019	$ 358,440